Supplement to Resource B Prospectus
                     Supplement dated April 30, 2013
            to Prospectus dated May 1, 2002 as supplemented


Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares

                    Supplement to Resource B Prospectus
                      Supplement dated April 30, 2013
             to Prospectus dated May 1, 2002 as supplemented

The disclosure set forth below replaces the information under the section titled Inquiries found on page 2 of the prospectus.

INQUIRIES
If you need more information, please contact us at the following:

	By Phone:
	1-800-796-3872

	On the Internet:
	http://www.symetra.com

	For general correspondence, all written communications, including making additional Purchase Payments, and other transactional inquiries, please contact us at:

	Symetra Life Insurance Company
	PO Box  305156
	Nashville, TN 37230-5156

	We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the address listed above and delivered to
	our processing 	office.

	For Overnight Mail:
	Symetra Life Insurance Company
	100 Centerview Drive, Suite 100
	Nashville, TN 37214-3439

                     Supplement to Resource B Prospectus
                      Supplement dated April 30, 2013
               to Prospectus dated May 1, 2002 as supplemented

The disclosure set forth below replaces the information found under the headings "Portfolio Fee Waivers and Expense Reimbursements" and "Portfolio Expenses" found on pages 3 of the prospectus and any prior supplements.

================================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                      (as a percentage of net assets)
================================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.




------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
DWS Global Income Builder VIP 	   0.37%	-		0.23%	      0.60%	  -		0.60%
- Class A Shares
DWS International VIP -		   0.79%	-		0.19%	      0.98%	  -		0.98%(1)
 Class A Shares
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market 	   0.17%	0.25%		0.09%	      0.51%	  -		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio  	   0.50%	-		0.57%	      1.07%	  0.45%(2)	0.62%
- Class I Shares
Pioneer Fund VCT Portfolio  	   0.65%	-		0.09%	      0.74%	  -		0.74%
- Class I Shares
Pioneer Select Mid Cap Growth 	   0.74%	-		0.13%	      0.87%	  0.02%(4)	0.85%
VCT Portfolio -
Class I Shares (3)
Pioneer Mid Cap Value  VCT 	   0.65%	-	        0.07%	      0.72%	  -		0.72%
Portfolio - Class I Shares
-------------------------------------------------------------------------------------------------------------------------

The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.

1  	Through April 30, 2014,  The Advisor has contractually agreed to waive all or a portion of its mamagement
	fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain
	the portfolio's total annual operating expenses at a ratio no higher than 1.03%, excluding certain
	expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be
	terminated with the consent of the fund's Board.

2  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I
	shares. This expense limitation is in effect through May 1, 2014. There can be no assurance that the
	adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be
	terminated only by agreement of the adviser and the Board of Trustees.

3  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer
	Select Mid Cap Growth VCT Portfolio.

4  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to
	the extent required to reduce expenses to 0.85% of the average daily net assets attributable to Class I
	shares. This expense limitation is in effect through May 1, 2014. There can be no assurance that the
	adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be
	terminated only by agreement of the adviser and the Board of Trustees.




Explanation of Examples Table

The purpose of the Examples Table is to show the various expenses you will incur directly and  indirectly by investing in the certificate.  Changes to the portfolio expenses affect the results of the expense examples in your Prospectus and any previous supplements.  Although we have chosen not to update the examples here, they still generally show how expenses and charges affect your certificate value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
